Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 29, 2016
Registrant Name	LORD ABBETT SECURITIES TRUST
Central Index Key	0000898031
Amendment Flag	false
Document Creation Date	Nov. 29, 2016
Document Effective Date	Nov. 30, 2016
Prospectus Date	Nov. 30, 2016